Qualitative and quantitative information on financial risks (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates
The following table presents the potential effects on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s net balances of trade receivables and trade payables in foreign currencies.

	At December 31, 2023			At December 31, 2022
(€ thousands, except basis points)	Trade receivables and trade payables	+500 bps	-500 bps	Trade receivables and trade payables	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	145,836	(6,945)	7,676	59,523	(2,834)	3,133
JPY	22,735	(1,083)	1,197	17,055	(812)	898
CNY	113,962	(5,427)	5,998	43,398	(2,067)	2,284
HKD	24,843	(1,183)	1,308	19,139	(911)	1,007
GBP	16,283	(775)	857	(2,227)	106	(117)
SGD	7,965	(379)	419	9,496	(452)	500
CHF	(25,940)	1,235	(1,365)	(9,285)	442	(489)
KRW	23,753	(1,131)	1,250	n.a.	n.a.	n.a.
Total	329,437	(15,688)	17,340	137,099	(6,528)	7,216

The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s hedged positions on the main currencies to which the Group is exposed.

	At December 31, 2023			At December 31, 2022
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	117,479	5,594	(6,183)	53,320	2,539	(2,806)
JPY	21,116	1,006	(1,111)	15,979	761	(841)
CNY	96,021	4,572	(5,054)	42,817	2,039	(2,254)
GBP	12,233	583	(644)	(816)	(39)	43
HKD	17,422	830	(917)	19,940	950	(1,049)
CHF	—	—	—	—	—	—
SGD	7,525	358	(396)	9,463	451	(498)
KRW	11,999	571	(632)	n.a.	n.a.	n.a.
Total	283,795	13,514	(14,937)	140,703	6,701	(7,405)
The following table presents the potential change in equity gross of tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s foreign currency hedging instruments on highly probable transactions.

	At December 31, 2023			At December 31, 2022
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on hedge reserve			Impact on hedge reserve
USD	75,308	3,586	(3,964)	61,821	2,944	(3,254)
CHF	—	—	—	(8,272)	(394)	435
JPY	9,181	437	(483)	10,433	497	(549)
HKD	11,531	549	(607)	6,153	293	(324)
GBP	20,924	996	(1,101)	8,280	394	(436)
CNY	88,176	4,199	(4,641)	48,918	2,329	(2,575)
SGD	4,709	224	(248)	5,206	248	(274)
KRW	—	—	—	n.a.	n.a.	n.a.
Total	209,829	9,991	(11,044)	132,539	6,311	(6,977)
The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in the EUR/USD year-end exchange-rate, applied to the Thom Browne put option in U.S. Dollars on non-controlling interests (recorded within other non-current financial liabilities).

	At December 31, 2023			At December 31, 2022
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(116,456)	6,598	(7,293)	(155,551)	7,407	(8,187)
Total	(116,456)	6,598	(7,293)	(155,551)	7,407	(8,187)

Summary of Sensitivity on Floating Rate Borrowings
The following table presents the sensitivity on floating rate borrowings not covered by interest rate swaps.

At December 31, 2023
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
4,829	4.690%	226	3.910%	189	5.470%	264
20,000	4.560%	912	3.770%	754	5.360%	1,071
20,000	4.770%	954	3.970%	794	5.570%	1,114
40,000	4.900%	1,960	4.110%	1,645	5.680%	2,274
40,000	4.850%	1,940	4.040%	1,616	5.660%	2,264
19,500	3.910%	761	3.130%	611	4.680%	912
384	4.800%	18	4.000%	15	5.600%	22
608	5.480%	33	4.680%	28	6.280%	38
1,217	5.480%	67	4.680%	57	6.280%	76
1,000	4.450%	45	3.650%	37	5.250%	53
565	5.700%	32	4.890%	28	6.510%	37
148,103		6,949		5,774		8,124
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*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

At December 31, 2022
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
5,000	3.091%	155	2.629%	131	3.553%	178
6,250	3.620%	226	2.760%	173	3.928%	246
8,080	2.690%	217	2.304%	186	3.064%	248
45,000	3.090%	1,391	2.622%	1,180	3.558%	1,601
64,330		1,989		1,670		2,273
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*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).
Summary of Groups Financial Liabilities into Relevant Maturity Groupings
The following tables summarize the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities:

(€ thousands)	Within 1 year	Within 2 Years	Within 3 years	Beyond	Total contractual cash flows	Carrying amount at December 31, 2023
Derivative financial instruments	897	—	—	—	897	897
Trade payables and customer advances	314,137	—	—	—	314,137	314,137
Borrowings	294,537	88,235	20,123	8,705	411,600	402,622
Lease liabilities	142,283	119,128	95,035	320,141	676,587	593,725
Other current and non-current financial liabilities	22,102	—	—	136,556	158,658	158,658
Total	773,956	207,363	115,158	465,402	1,561,879	1,470,039

(€ thousands)	Within 1 year	Within 2 Years	Within 3 years	Beyond	Total contractual cash flows	Carrying amount at December 31, 2022
Derivative financial instruments	2,362	—	—	—	2,362	2,362
Trade payables and customer advances	270,936	—	—	—	270,936	270,936
Borrowings	290,470	139,257	36,536	16,650	482,913	471,055
Lease liabilities	119,287	97,148	66,812	193,368	476,615	443,507
Other current and non-current financial liabilities	37,258	23,632	—	155,161	216,051	216,051
Total	720,313	260,037	103,348	365,179	1,448,877	1,403,911

Summary of Aging of Trade Receivables	The following table provides the aging of trade receivables:

(€ thousands)	Not yet due	0-120 days overdue	121-180 days overdue	>180 days overdue	Total
Trade receivables, gross	189,324	46,078	6,907	4,829	247,138
Loss allowance	(418)	(1,387)	(1,262)	(3,614)	(6,681)
Total trade receivables at December 31, 2023	188,906	44,691	5,645	1,215	240,457
Trade receivables, gross	146,486	29,772	1,877	5,590	183,725
Loss allowance	(894)	(1,287)	(278)	(4,053)	(6,512)
Total trade receivables at December 31, 2022	145,592	28,485	1,599	1,537	177,213